Client Name:
Client Project Name:	BRAVO 2024-RPL1
Start - End Dates:	2/21/2018 - 1/31/2020
Deal Loan Count:	6

Conditions Report 2.0

Loans in Report:	6
Loans with Conditions:	5

10 - Total Active Conditions
10 - Non-Material Conditions
10 - Compliance Review Scope
1 - Category: Documentation
3 - Category: Federal Consumer Protection
3 - Category: Right of Rescission
3 - Category: State Prepayment Penalty
16 - Total Satisfied Conditions

1 - Credit Review Scope
1 - Category: Credit/Mtg History
1 - Property Valuations Review Scope
1 - Category: Appraisal
14 - Compliance Review Scope
1 - Category: Federal Consumer Protection
13 - Category: TILA/RESPA Integrated Disclosure
0 - Total Waived Conditions

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